Revenues	12 Months Ended
Jun. 30, 2026
Revenues [Abstract]
Revenues

Note 3 — Revenues

Revenues are recognized when control of the promised services and deliverables are transferred to the Company’s clients in an amount that reflects the considerations the Company expects to be entitled to and receive in exchange for services and deliverables rendered.

The following table presents the Company’s revenues disaggregated by service lines for the fiscal years ended June 30, 2026, 2025 and 2024:

	For the years ended June 30,
	2024	2025	2026
	HKD	HKD	HKD	US$
Cloud services and data center managed services	$41,404,258	$14,388,087	$17,484,127	$2,229,549
Telecommunication, consultancy and related services	8,046,176	8,693,007	4,500,676	573,920
Total revenues	$49,450,434	$23,081,094	$21,984,803	$2,803,469

The following table presents the Company’s revenues disaggregated by the timing of revenue recognition for the years ended June 30, 2026, 2025 and 2024:

	For the years ended June 30,
	2024	2025	2026
	HKD	HKD	HKD	US$
Service transferred over time	$49,450,434	$23,081,094	$21,984,803	$2,803,469

Revenue, classified by the major geographic areas in which our customers were located, was as follows:

	For the years ended June 30,
	2024	2025	2026
	HKD	HKD	HKD	US$
Hong Kong	$31,278,159	$12,258,708	$10,874,897	$1,386,750
Malaysia	10,400,382	9,029,920	11,109,906	1,416,719
Others	7,771,893	1,792,466	-	-
Total revenues	$49,450,434	$23,081,094	$21,984,803	$2,803,469

The amounts of transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as of June 30 are as follows:

	As of June 30,
	2025	2026
	HKD	HKD	US$
Amounts expected to be recognized as revenue:
Within one year	$2,086,957	$-	$-
After one year	1,565,217	-	-
	$3,652,174	$-	$-

The Company elected to utilize the optional exemption to exclude from this disclosure the remaining performance obligations that have original expected duration of one year or less.

The following table shows the amounts of revenue recognized in the current reporting period that was included in contract liabilities at the beginning of the reporting period:

	For the years ended June 30,
	2024	2025	2026
	HKD	HKD	HKD	US$
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:
Cloud services and data center managed services	$1,876,000	$-	$-	$-
Telecommunication, consultancy and related services	1,911,587	1,739,130	1,652,174	210,683
Total revenues	$3,787,587	$1,739,130	$1,652,174	$210,683